Variable Portfolio - Aggressive Portfolio
Summary of Variable Portfolio – Aggressive Portfolio
INVESTMENT OBJECTIVE
Variable Portfolio – Aggressive Portfolio (Aggressive Portfolio or the Fund) seeks to provide a high level of total return that is consistent with an aggressive level of risk.
FEES AND EXPENSES OF THE FUND
This table describes the Fund’s fees and expenses that you may pay if you buy a variable annuity or life insurance policy and allocate your purchase payments or premiums to subaccounts (Accounts) that invest in the Fund. The table does not reflect any charges or expenses imposed by insurance companies on Accounts or Contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher. In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund’s shareholders indirectly bear the expenses of the underlying funds (or acquired funds) in which the Fund invests. The Fund’s “Acquired Fund Fees and Expenses” shown are based on its allocations to the underlying funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Variable Portfolio - Aggressive Portfolio		Class 2	Class 4
Management Fees		none	none
Distribution and/or Service (12b-1) Fees		0.25%	0.25%
Other Expenses		0.02%	0.02%
Acquired Fund Fees and Expenses		0.80%	0.80%
Total annual fund operating expenses	[1]	1.07%	1.07%
[1]	Total annual Fund operating expenses may not match "Net Expenses" in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expense table above.
The example does not reflect the fees and expenses that apply to your Contract or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown.
Expense Example Variable Portfolio - Aggressive Portfolio (USD $)	1 year	3 years	5 years	10 years
Class 2 shares	109	340	590	1,306
Class 4 shares	109	340	590	1,306

Expense Example, No Redemption Variable Portfolio - Aggressive Portfolio (USD $)	1 year	3 years	5 years	10 years
Class 2 shares	109	340	590	1,306
Class 4 shares	109	340	590	1,306

Portfolio Turnover
The Fund and underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. A high portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio. To the extent that the Fund invests in other underlying funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying funds.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps. Under normal circumstances, the Fund intends to invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each an asset class category and collectively the asset class categories) within the following target asset allocation ranges (includes investments in underlying funds and derivatives):

Equity	Fixed Income	Cash/Cash Equivalents	Alternative Strategies
70-85%*	10-25%*	0-5%*	0-10%*

*	As a percentage of Fund net assets. Ranges include the net notional amounts of the Fund's direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) may modify the target allocation ranges only upon approval of the Fund's Board of Trustees (the Board).

In managing the Fund, the Investment Manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The Investment Manager retains full discretion over the Fund's investment activities.
PRINCIPAL RISKS
An investment in the Fund involves risk. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its "fund of funds" structure, including those described below. There is no assurance that the Fund will achieve its investment objective. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund shares may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective. The Fund may fail to achieve its investment objective and you may lose money.

Allocation Risk. The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund’s allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund’s shares to lose value or cause the Fund to underperform other funds with a similar investment objective and/or strategies, or that the investments themselves will not produce the returns expected.

Credit Risk. Credit risk is the risk that loans or other securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the borrower of the loan or the issuer of the security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations (such as making payments to the Fund), including as a result of bankruptcy. Bankruptcies may cause a delay to the Fund in acting on the collateral securing a loan, which may adversely affect the Fund. Further, there is risk that a court could take action adverse to the holders of a loan. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. Lower quality or unrated loans or securities held by the Fund may present increased credit risk.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk. Below is more detailed information on certain derivatives expected to be utilized by the Fund.

Derivatives Risk/Credit Default Swaps Risk. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps may be leveraged (creating leverage risk, the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument) and subjects the Fund to counterparty risk, hedging risk, pricing risk and liquidity risk. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These contracts may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund’s investment or hedging strategies may not achieve their objective. Investment in these instruments also subjects the Fund to counterparty risk.

Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value (NAV). Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Derivatives Risk/Total Return Swaps Risk. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to counterparty risk, pricing risk and liquidity risk, which may result in significant Fund losses.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Fund-of-Funds Risk. There is risk that the Fund portfolio managers’ investment determinations regarding asset classes or underlying funds and the Fund’s allocations thereto may not be successful, in whole or in part. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objective. There is no guarantee that the underlying funds will achieve their investment objective. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds. . The performance of underlying funds could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of a fund are shared by its investors, redemptions by other investors in the fund could result in decreased economies of scale and increased operating expenses for such fund. The Investment Manager may have potential conflicts of interest in selecting affiliated underlying funds for investment by the Fund because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds, as well as a potential conflict in selecting affiliated funds over unaffiliated funds.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. Since Aggressive Portfolio intends to invest a significant portion of its assets in equity asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Derivatives Risk, Market Risk, Small and Mid-Sized Company Risk and Foreign Securities Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are set forth in Appendix B. Additional risks of the underlying funds are set forth in the Statement of Additional Information.
PERFORMANCE INFORMATION
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with those of a broad measure of market performance as well as well as a secondary benchmark and its components. The Fund’s returns do not reflect the fees and expenses that apply to the Accounts or the Contracts. Inclusion of these charges would reduce the total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800-345-6611.
Average Annual Total Returns as of December 31 Each Year

Best and Worst Quarterly Returns During the Periods Shown in the Bar Chart Best: 1st Quarter 2012 10.79% Worst: 3rd Quarter 2011 –14.50%
Average Annual Total Returns (for periods ended December 31, 2012)
Average Annual Total Returns Variable Portfolio - Aggressive Portfolio	1 year	Since inception	Inception Date
Class 2	13.71%	8.99%	May 07, 2010
Class 4	13.69%	9.06%	May 07, 2010
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	16.42%	12.39%	May 07, 2010
Blended Index (consists of 56% Russell 3000, 24% MSCIACWI ex-U.S. (Gross) and 20% Barclays) (reflects no deduction for fees, expenses or taxes)	14.32%	10.43%	May 07, 2010
MSCI All Country World Index ex-U.S. (Gross) (reflects no deduction for fees, expenses or taxes)	17.39%	8.61%	May 07, 2010
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.73%	May 07, 2010